SEGMENTED INFORMATION (Schedule of Segmented Information) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of operating segments [line items]
Cost of sales	$ 534,695	$ 394,376
Sales to external customers	681,491	599,853
Cost of sales before depreciation and depletion	(363,248)	(273,299)
Depreciation and depletion in cost of sales	(171,447)	(121,077)
Selling, general and administration	(61,456)	(45,360)
Impairment of mineral properties, plant, and equipment	(182,842)
Other income (expenses)	(16,050)	(23,238)
Finance items	(11,557)	(29,699)
(Loss) income before income taxes	(125,109)	107,180
Total tax expense	(10,797)	(47,781)
Net (loss) income for the year	(135,906)	59,399
Assets	1,876,224	2,021,922
Liabilities	587,528	592,352
Capital Expenditure	241,884	172,125
Mansfield Reporting [Member] | Material reconciling items [member]
Disclosure of operating segments [line items]
Sales to external customers	212,092	178,999
Cost of sales before depreciation and depletion	(111,625)	(79,224)
Depreciation and depletion in cost of sales	(54,644)	(43,665)
Selling, general and administration	(8,698)	(5,793)
Impairment of mineral properties, plant, and equipment	(70,156)
Other income (expenses)	(3,239)	(5,069)
Finance items	(1,695)	(972)
(Loss) income before income taxes	(37,965)	44,276
Total tax expense	(3,529)	(3,242)
Net (loss) income for the year	(41,494)	41,034
Assets	499,937	613,584
Liabilities	44,152	51,544
Capital Expenditure	23,048	40,845
SANU Report Segment [Member] | Material reconciling items [member]
Disclosure of operating segments [line items]
Sales to external customers	193,541	101,256
Cost of sales before depreciation and depletion	(106,953)	(51,839)
Depreciation and depletion in cost of sales	(64,893)	(28,973)
Selling, general and administration	(2,101)	(953)
Impairment of mineral properties, plant, and equipment	(103,457)
Other income (expenses)	2,570	(2,536)
Finance items	(760)	(2,664)
(Loss) income before income taxes	(82,053)	14,291
Total tax expense	13,056	(2,749)
Net (loss) income for the year	(68,997)	11,542
Assets	182,621	249,153
Liabilities	47,122	67,229
Capital Expenditure	54,137	22,856
SANGO Reporting Segment [Member] | Material reconciling items [member]
Disclosure of operating segments [line items]
Selling, general and administration	(366)
Other income (expenses)	(1,175)	(472)
Finance items	(360)	(96)
(Loss) income before income taxes	(1,901)	(568)
Total tax expense	405	(499)
Net (loss) income for the year	(1,496)	(1,067)
Assets	833,179	760,220
Liabilities	173,082	186,981
Capital Expenditure	118,644	56,614
Cuzcatlan Reporting Segment [member] | Material reconciling items [member]
Disclosure of operating segments [line items]
Sales to external customers	173,527	216,054
Cost of sales before depreciation and depletion	(91,312)	(90,499)
Depreciation and depletion in cost of sales	(37,776)	(32,257)
Selling, general and administration	(8,150)	(10,007)
Impairment of mineral properties, plant, and equipment	(9,229)
Other income (expenses)	(5,026)	(15,793)
Finance items	(660)	(882)
(Loss) income before income taxes	21,374	66,616
Total tax expense	(4,855)	(23,586)
Net (loss) income for the year	16,519	43,030
Assets	187,898	239,448
Liabilities	30,381	48,094
Capital Expenditure	24,397	26,962
Bateas Reporting Segment [member] | Material reconciling items [member]
Disclosure of operating segments [line items]
Sales to external customers	102,331	103,544
Cost of sales before depreciation and depletion	(53,358)	(51,737)
Depreciation and depletion in cost of sales	(14,134)	(16,182)
Selling, general and administration	(4,478)	(4,127)
Other income (expenses)	(208)	632
Finance items	(1,167)	(5,034)
(Loss) income before income taxes	28,986	27,096
Total tax expense	(8,915)	(9,415)
Net (loss) income for the year	20,071	17,681
Assets	142,385	128,012
Liabilities	49,143	54,863
Capital Expenditure	19,610	24,848
Corporate Segment [Member] | Material reconciling items [member]
Disclosure of operating segments [line items]
Selling, general and administration	(37,663)	(24,480)
Other income (expenses)	(8,972)
Finance items	(6,915)	(20,051)
(Loss) income before income taxes	(53,550)	(44,531)
Total tax expense	(6,959)	(8,290)
Net (loss) income for the year	(60,509)	(52,821)
Assets	30,204	31,505
Liabilities	243,648	$ 183,641
Capital Expenditure	$ 2,047